Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.9%)
Banks (26.3%)
	JPMorgan Chase & Co.	4,474,547	1,181,280
	Bank of America Corp.	11,561,394	510,204
	Wells Fargo & Co.	5,219,672	390,327
	Citigroup Inc.	3,012,170	226,877
	PNC Financial Services Group Inc.	633,300	110,074
	US Bancorp	2,493,431	108,689
	Truist Financial Corp.	2,096,376	82,807
	M&T Bank Corp.	260,179	47,519
	Fifth Third Bancorp	1,069,400	40,840
	Huntington Bancshares Inc.	2,338,746	36,555
	Regions Financial Corp.	1,449,449	31,076
	Citizens Financial Group Inc.	699,741	28,235
	First Citizens BancShares Inc. Class A	15,035	27,798
	KeyCorp	1,489,434	23,622
	East West Bancorp Inc.	220,593	20,118
	First Horizon Corp.	823,228	16,366
	SouthState Corp.	161,744	14,201
	Webster Financial Corp.	274,046	14,108
	Pinnacle Financial Partners Inc.	123,760	13,153
	Wintrust Financial Corp.	107,567	12,845
	Commerce Bancshares Inc.	203,061	12,795
	Cullen / Frost Bankers Inc.	97,806	12,419
	Western Alliance Bancorp	168,169	12,177
	UMB Financial Corp.	116,921	12,057
	Comerica Inc.	208,796	11,920
	Popular Inc.	110,982	11,490
	Zions Bancorp NA	235,438	11,150
	Synovus Financial Corp.	225,840	10,802
	Old National Bancorp	513,798	10,718
	Prosperity Bancshares Inc.	151,720	10,567
	Cadence Bank	290,414	8,800
	Home BancShares Inc.	303,298	8,580
	United Bankshares Inc.	229,721	8,302
	FNB Corp.	577,178	8,005
	Columbia Banking System Inc.	336,951	7,878
	Bank OZK	173,131	7,675
	Hancock Whitney Corp.	137,760	7,531
	Glacier Bancorp Inc.	180,997	7,506
	Valley National Bancorp	808,214	7,096
	First Financial Bankshares Inc.	193,551	6,825
	Ameris Bancorp	104,036	6,395
	Atlantic Union Bankshares Corp.	208,550	6,261
	Associated Banc-Corp.	266,950	6,185
	ServisFirst Bancshares Inc.	82,662	6,153
*	Axos Financial Inc.	86,579	6,021
	Flagstar Financial Inc.	498,691	5,745
	International Bancshares Corp.	89,034	5,576
	United Community Banks Inc.	192,737	5,539
	Renasant Corp.	151,508	5,310
*	Texas Capital Bancshares Inc.	73,700	5,284
	First BanCorp (XNYS)	260,633	5,207
	Fulton Financial Corp.	290,199	5,006
	WSFS Financial Corp.	92,983	4,918
	First Hawaiian Inc.	203,475	4,859
	WesBanco Inc.	153,926	4,738
	Community Financial System Inc.	84,094	4,729
	Eastern Bankshares Inc.	307,582	4,614
	Cathay General Bancorp	106,391	4,559
	Independent Bank Corp. (XNGS)	68,999	4,243
	BancFirst Corp.	34,181	4,228

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	63,312	4,211
	BankUnited Inc.	118,807	4,037
	Towne Bank	115,212	3,982
	CVB Financial Corp.	212,031	3,976
	Simmons First National Corp. Class A	203,982	3,827
	First Interstate BancSystem Inc. Class A	140,698	3,820
	Park National Corp.	23,309	3,789
*	Bancorp Inc.	72,690	3,714
	WaFd Inc.	130,048	3,696
	First Financial Bancorp	151,458	3,659
	Seacoast Banking Corp. of Florida	138,920	3,588
	First Merchants Corp.	94,992	3,581
	NBT Bancorp Inc.	83,613	3,499
	Banner Corp.	54,557	3,363
	BOK Financial Corp.	35,550	3,357
	Stock Yards Bancorp Inc.	44,992	3,310
	Provident Financial Services Inc.	196,677	3,285
	Pacific Premier Bancorp Inc.	152,842	3,240
	Trustmark Corp.	92,333	3,182
	Enterprise Financial Services Corp.	59,337	3,141
	Banc of California Inc.	226,463	3,107
	OFG Bancorp	74,043	3,046
	First Busey Corp.	136,337	3,016
	Pathward Financial Inc.	38,500	3,005
	City Holding Co.	23,519	2,773
	Nicolet Bankshares Inc.	22,083	2,708
	First Bancorp / Southern Pines NC	65,282	2,701
	FB Financial Corp.	59,463	2,596
	First Commonwealth Financial Corp.	164,202	2,565
	Northwest Bancshares Inc.	201,791	2,478
	Lakeland Financial Corp.	40,976	2,453
*	Customers Bancorp Inc.	47,744	2,433
	Hilltop Holdings Inc.	77,330	2,306
	S&T Bancorp Inc.	60,309	2,211
	Stellar Bancorp Inc.	81,706	2,200
	National Bank Holdings Corp. Class A	60,035	2,170
	Veritex Holdings Inc.	86,328	2,089
	German American Bancorp Inc.	54,055	2,066
	Westamerica BanCorp	42,736	2,054
*	Triumph Financial Inc.	35,336	2,041
	TriCo Bancshares	50,345	2,009
	Hope Bancorp Inc.	190,907	1,917
*	Coastal Financial Corp.	21,377	1,879
	Berkshire Hills Bancorp Inc.	74,569	1,846
	Bank First Corp.	15,497	1,802
	QCR Holdings Inc.	26,713	1,798
	1st Source Corp.	29,410	1,781
	Preferred Bank	20,577	1,720
	Dime Community Bancshares Inc.	65,849	1,690
	Peoples Bancorp Inc.	56,284	1,650
	Origin Bancorp Inc.	46,660	1,591
	OceanFirst Financial Corp.	94,235	1,584
	Live Oak Bancshares Inc.	57,279	1,572
	Brookline Bancorp Inc.	141,766	1,464
	Univest Financial Corp.	46,662	1,378
	Community Trust Bancorp Inc.	26,879	1,372
	ConnectOne Bancorp Inc.	59,174	1,359
	Heritage Financial Corp.	55,925	1,308
	First Mid Bancshares Inc.	35,796	1,263
	Southside Bancshares Inc.	44,764	1,262
	Tompkins Financial Corp.	19,772	1,214
	Burke & Herbert Financial Services Corp.	21,295	1,212
	Capitol Federal Financial Inc.	205,492	1,173
	Old Second Bancorp Inc.	69,914	1,156
	Central Pacific Financial Corp.	42,925	1,146
*	NB Bancorp Inc.	67,127	1,131
	Hanmi Financial Corp.	48,468	1,111
	Business First Bancshares Inc.	46,489	1,106
	Mercantile Bank Corp.	24,741	1,093
	Byline Bancorp Inc.	42,225	1,092

		Shares	Market Value ($000)
	Esquire Financial Holdings Inc.	11,625	1,055
	Independent Bank Corp.	33,236	1,048
	Northeast Bank	12,311	1,032
	Horizon Bancorp Inc.	69,199	1,027
*	Metropolitan Bank Holding Corp.	15,555	1,006
	Camden National Corp.	25,502	1,003
	First Community Bankshares Inc.	26,632	1,001
	MidWestOne Financial Group Inc.	34,130	981
	HomeTrust Bancshares Inc.	27,055	976
	Equity Bancshares Inc. Class A	24,445	952
	Amerant Bancorp Inc.	54,060	948
	Orrstown Financial Services Inc.	31,360	943
	First Financial Corp.	18,167	942
	TrustCo Bank Corp. NY	30,275	940
	Amalgamated Financial Corp.	30,798	931
	Heritage Commerce Corp.	96,837	897
	Great Southern Bancorp Inc.	15,531	869
	Capital City Bank Group Inc.	22,896	864
	Washington Trust Bancorp Inc.	30,243	837
	Eagle Bancorp Inc.	47,329	833
	Southern Missouri Bancorp Inc.	15,807	832
	Mid Penn Bancorp Inc.	31,220	832
	Farmers National Banc Corp.	59,838	792
	Northfield Bancorp Inc.	67,233	785
	CNB Financial Corp.	33,539	727
	SmartFinancial Inc.	22,819	725
	South Plains Financial Inc.	19,709	709
	Bar Harbor Bankshares	24,292	706
	Shore Bancshares Inc.	48,706	706
	HarborOne Bancorp Inc.	61,721	702
	Arrow Financial Corp.	27,176	700
	Peapack-Gladstone Financial Corp.	25,531	700
	Five Star Bancorp	24,082	673
	Enterprise Bancorp Inc.	16,315	629
*	Carter Bankshares Inc.	38,036	626
	Flushing Financial Corp.	51,849	624
[1]	Hingham Institution for Savings	2,534	614
*	First Foundation Inc.	111,323	574
	Midland States Bancorp Inc.	33,637	568
	Kearny Financial Corp.	92,343	557
	Bank of Marin Bancorp	23,594	503
			3,435,880
Capital Markets (24.1%)
	Goldman Sachs Group Inc.	497,366	298,643
	S&P Global Inc.	502,201	257,559
	Morgan Stanley	1,935,793	247,840
	Charles Schwab Corp.	2,757,049	243,558
	Blackrock Inc.	235,675	230,936
	CME Group Inc.	576,691	166,664
	Intercontinental Exchange Inc.	919,336	165,297
	Blackstone Inc.	1,167,301	161,975
	Moody's Corp.	259,069	124,177
	KKR & Co. Inc.	995,067	120,861
	Bank of New York Mellon Corp.	1,148,924	101,806
*	Coinbase Global Inc. Class A	319,507	78,797
	Ameriprise Financial Inc.	153,303	78,068
*	Robinhood Markets Inc. Class A	1,170,402	77,422
	MSCI Inc.	124,173	70,036
	Nasdaq Inc.	690,329	57,670
	Ares Management Corp. Class A	326,242	53,993
	LPL Financial Holdings Inc.	127,978	49,548
	Raymond James Financial Inc.	311,079	45,722
	State Street Corp.	461,755	44,458
	Cboe Global Markets Inc.	167,833	38,454
	Interactive Brokers Group Inc. Class A	174,565	36,603
	T Rowe Price Group Inc.	355,889	33,308
	Northern Trust Corp.	311,873	33,289
	FactSet Research Systems Inc.	60,689	27,811
	Tradeweb Markets Inc. Class A	186,355	26,919

		Shares	Market Value ($000)
	Blue Owl Capital Inc.	950,747	17,760
	Carlyle Group Inc.	375,744	16,984
	Stifel Financial Corp.	166,005	15,641
	Houlihan Lokey Inc.	86,485	15,107
	SEI Investments Co.	170,821	14,564
	Morningstar Inc.	44,573	13,747
	Evercore Inc. Class A	57,967	13,419
	MarketAxess Holdings Inc.	60,422	13,076
	Jefferies Financial Group Inc.	247,435	12,025
	TPG Inc.	209,692	10,092
	Franklin Resources Inc.	460,455	9,964
	Hamilton Lane Inc. Class A	65,906	9,820
	Invesco Ltd.	573,063	8,286
	Affiliated Managers Group Inc.	46,027	8,101
	Janus Henderson Group plc	203,161	7,381
	Piper Sandler Cos.	28,388	7,138
	Moelis & Co. Class A	112,851	6,445
	StepStone Group Inc. Class A	109,431	6,331
	Lazard Inc.	144,786	6,284
*	StoneX Group Inc.	68,984	5,840
	PJT Partners Inc. Class A	35,176	5,300
	Virtu Financial Inc. Class A	131,759	5,295
	BGC Group Inc. Class A	570,628	5,295
	Federated Hermes Inc.	121,681	5,135
	Artisan Partners Asset Management Inc. Class A	113,484	4,573
	Victory Capital Holdings Inc. Class A	69,666	4,320
	Cohen & Steers Inc.	44,543	3,423
	DigitalBridge Group Inc.	278,126	3,076
*	Donnelley Financial Solutions Inc.	44,536	2,426
	WisdomTree Inc.	199,848	1,886
	Virtus Investment Partners Inc.	10,497	1,792
	Perella Weinberg Partners	94,675	1,644
	Acadian Asset Management Inc.	43,560	1,312
	P10 Inc. Class A	87,003	945
	GCM Grosvenor Inc. Class A	60,377	761
	Oppenheimer Holdings Inc. Class A	9,672	631
	Diamond Hill Investment Group Inc.	4,344	614
	Bridge Investment Group Holdings Inc. Class A	59,701	549
*	Open Lending Corp.	160,802	288
*,1	B Riley Financial Inc.	27,514	84
			3,138,768
Consumer Finance (4.6%)
	American Express Co.	897,366	263,870
	Capital One Financial Corp.	1,023,113	193,522
	Synchrony Financial	621,506	35,830
*	SoFi Technologies Inc.	1,667,564	22,179
	Ally Financial Inc.	443,594	15,526
	SLM Corp.	319,515	10,343
	OneMain Holdings Inc.	191,937	9,950
	FirstCash Holdings Inc.	64,352	8,231
*	Upstart Holdings Inc.	137,068	6,465
*	Credit Acceptance Corp.	10,609	5,064
	Bread Financial Holdings Inc.	79,330	4,065
*	Enova International Inc.	40,779	3,779
*	Dave Inc.	14,837	2,980
	Nelnet Inc. Class A	22,675	2,634
	PROG Holdings Inc.	67,024	1,932
*	LendingClub Corp.	180,927	1,815
	Navient Corp.	114,421	1,538
*	Encore Capital Group Inc.	37,452	1,419
*	EZCorp. Inc. Class A	82,716	1,113
*	World Acceptance Corp.	6,273	969
*	PRA Group Inc.	59,035	838
*	Green Dot Corp. Class A	75,792	700
*	NerdWallet Inc. Class A	63,154	666
*	LendingTree Inc.	18,175	636
*	Atlanticus Holdings Corp.	8,482	416
			596,480

		Shares	Market Value ($000)
Financial Services (24.8%)
*	Berkshire Hathaway Inc. Class B	2,144,226	1,080,604
	Mastercard Inc. Class A	1,303,197	763,152
	Visa Inc. Class A	1,672,802	610,891
*	Fiserv Inc.	893,916	145,521
*	PayPal Holdings Inc.	1,504,011	105,702
	Apollo Global Management Inc.	639,070	83,520
	Fidelity National Information Services Inc.	847,652	67,482
*	Block Inc. (XNYS)	895,305	55,285
*	Corpay Inc.	106,819	34,728
*	Toast Inc. Class A	711,635	30,017
	Global Payments Inc.	393,436	29,748
	Equitable Holdings Inc.	490,937	25,956
	Jack Henry & Associates Inc.	116,927	21,184
*	Affirm Holdings Inc.	402,376	20,883
*	Mr. Cooper Group Inc.	101,628	13,164
	Corebridge Financial Inc.	400,408	13,057
	Voya Financial Inc.	154,522	10,279
	MGIC Investment Corp.	387,913	10,260
	Essent Group Ltd.	165,138	9,578
	Jackson Financial Inc. Class A	115,390	9,452
*,1	Shift4 Payments Inc. Class A	97,854	9,276
	Radian Group Inc.	225,975	7,717
*	Euronet Worldwide Inc.	65,390	7,080
*	WEX Inc.	51,576	6,856
*	Remitly Global Inc.	238,640	5,097
	Western Union Co.	539,887	5,010
*	NMI Holdings Inc.	125,203	4,973
	HA Sustainable Infrastructure Capital Inc.	195,583	4,899
	PennyMac Financial Services Inc.	49,070	4,711
	Burford Capital Ltd.	316,576	4,071
	Walker & Dunlop Inc.	53,826	3,687
	EVERTEC Inc.	101,393	3,673
*	Marqeta Inc. Class A	676,869	3,642
*	Payoneer Global Inc.	493,615	3,361
*	NCR Atleos Corp.	117,602	3,118
*	Sezzle Inc.	26,952	2,876
[1]	Rocket Cos. Inc. Class A	223,638	2,851
	Federal Agricultural Mortgage Corp. Class C	14,939	2,785
*	AvidXchange Holdings Inc.	277,693	2,719
*	Flywire Corp.	178,071	1,914
*	Paymentus Holdings Inc. Class A	44,099	1,684
	Cannae Holdings Inc.	89,566	1,670
	UWM Holdings Corp.	259,279	1,115
	Merchants Bancorp	32,976	1,056
	Cass Information Systems Inc.	20,775	879
	Alerus Financial Corp.	36,921	776
*	Cantaloupe Inc.	92,525	774
	Compass Diversified Holdings	108,083	726
*	Repay Holdings Corp.	128,315	617
*	International Money Express Inc.	43,828	483
*	Acacia Research Corp.	61,906	231
			3,240,790
Insurance (16.4%)
	Progressive Corp.	938,166	267,312
	Marsh & McLennan Cos. Inc.	788,540	184,250
	Chubb Ltd.	609,178	181,048
	Arthur J Gallagher & Co.	409,307	142,210
	Aon plc Class A (XNYS)	311,135	115,767
	Travelers Cos. Inc.	362,631	99,977
	Allstate Corp.	423,896	88,963
	Aflac Inc.	829,990	85,937
	American International Group Inc.	934,409	79,088
	MetLife Inc.	926,699	72,820
	Hartford Insurance Group Inc.	456,907	59,325
	Prudential Financial Inc.	567,193	58,926
	Arch Capital Group Ltd.	601,231	57,141
	Willis Towers Watson plc	159,093	50,361
	Brown & Brown Inc.	389,753	44,003

		Shares	Market Value ($000)
*	Markel Group Inc.	20,349	39,512
	Cincinnati Financial Corp.	250,470	37,776
	W R Berkley Corp.	485,869	36,290
	Principal Financial Group Inc.	360,052	28,044
	Loews Corp.	286,104	25,546
	Everest Group Ltd.	68,258	23,698
	Fidelity National Financial Inc.	416,899	22,834
	Unum Group	268,033	21,901
	Reinsurance Group of America Inc.	105,590	21,465
	RenaissanceRe Holdings Ltd.	78,427	19,561
	Kinsale Capital Group Inc.	35,532	16,771
	Assurant Inc.	81,449	16,532
	Globe Life Inc.	133,303	16,246
	Erie Indemnity Co. Class A	40,484	14,514
	Primerica Inc.	52,956	14,330
	Old Republic International Corp.	376,215	14,221
	American Financial Group Inc.	107,120	13,281
	Axis Capital Holdings Ltd.	125,928	13,071
	Ryan Specialty Holdings Inc.	172,364	12,336
	RLI Corp.	132,909	10,217
	Hanover Insurance Group Inc.	57,770	10,166
	First American Financial Corp.	164,819	9,199
	Lincoln National Corp.	274,537	9,098
	Selective Insurance Group Inc.	97,767	8,605
	White Mountains Insurance Group Ltd.	4,123	7,359
*	Palomar Holdings Inc.	42,659	7,315
	Assured Guaranty Ltd.	76,030	6,428
	Kemper Corp.	97,424	6,209
	CNO Financial Group Inc.	160,972	6,110
*	Enstar Group Ltd.	17,853	5,981
*	Brighthouse Financial Inc.	92,745	5,547
*	Genworth Financial Inc.	662,989	4,674
	Goosehead Insurance Inc. Class A	40,154	4,347
*	Baldwin Insurance Group Inc.	110,029	4,239
*	Oscar Health Inc. Class A	273,283	3,771
*	Skyward Specialty Insurance Group Inc.	57,985	3,673
*	SiriusPoint Ltd.	164,603	3,225
*	Lemonade Inc.	85,733	2,872
	Mercury General Corp.	44,220	2,851
	Horace Mann Educators Corp.	65,125	2,828
	Stewart Information Services Corp.	44,175	2,666
*	Trupanion Inc.	51,124	2,413
	HCI Group Inc.	13,809	2,331
	Safety Insurance Group Inc.	23,712	1,948
*	Root Inc. Class A	14,368	1,882
	Employers Holdings Inc.	37,905	1,845
*	ProAssurance Corp.	75,520	1,751
*	Hamilton Insurance Group Ltd. Class B	72,297	1,573
	AMERISAFE Inc.	30,684	1,457
	Universal Insurance Holdings Inc.	43,686	1,186
	United Fire Group Inc.	33,843	963
*	Heritage Insurance Holdings Inc.	36,937	904
	Tiptree Inc.	38,110	845
*	Bowhead Specialty Holdings Inc.	20,681	771
*	Greenlight Capital Re Ltd. Class A	44,630	644
*	Hippo Holdings Inc.	25,668	605
*	Ambac Financial Group Inc.	74,960	587
	Donegal Group Inc. Class A	26,056	526
*	Selectquote Inc.	221,481	481
	American Coastal Insurance Corp.	38,823	419
	James River Group Holdings Ltd.	59,602	347
	Crawford & Co. Class A	26,722	278
			2,146,193
Mortgage Real Estate Investment Trusts (REITs) (0.7%)
	Annaly Capital Management Inc.	954,903	18,095
	AGNC Investment Corp.	1,463,109	13,080
	Starwood Property Trust Inc.	513,934	10,150
	Rithm Capital Corp.	846,239	9,436
	Blackstone Mortgage Trust Inc. Class A	262,543	4,959

		Shares	Market Value ($000)
[1]	Arbor Realty Trust Inc.	301,368	2,887
	Apollo Commercial Real Estate Finance Inc.	213,386	2,098
	ARMOUR Residential REIT Inc.	127,390	2,065
	Ladder Capital Corp.	186,212	1,959
	Dynex Capital Inc.	154,188	1,856
	Ellington Financial Inc.	147,178	1,850
	Two Harbors Investment Corp.	164,282	1,740
	PennyMac Mortgage Investment Trust	138,029	1,695
	Chimera Investment Corp.	128,489	1,694
	MFA Financial Inc. REIT	162,317	1,510
	Franklin BSP Realty Trust Inc. REIT	131,835	1,454
	Ready Capital Corp.	261,997	1,171
	Orchid Island Capital Inc.	168,297	1,150
	Redwood Trust Inc.	209,252	1,140
	Brightspire Capital Inc.	209,293	1,059
	New York Mortgage Trust Inc.	145,605	951
	TPG RE Finance Trust Inc.	112,781	866
	KKR Real Estate Finance Trust Inc.	93,592	836
	Invesco Mortgage Capital Inc. REIT	111,286	821
	Claros Mortgage Trust Inc.	177,514	456
	Ares Commercial Real Estate Corp.	79,435	366
			85,344
Total Common Stocks (Cost $9,327,390)			12,643,455
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $375,939)	3,759,926	375,955
Total Investments (99.8%) (Cost $9,703,329)			13,019,410
Other Assets and Liabilities—Net (0.2%)			24,597
Net Assets (100.0%)			13,044,007
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,871.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,499 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	27,389	(4.512)	—	(53)
Visa Inc. Class A	1/30/26	CITNA	295,804	(4.487)	—	(568)
Visa Inc. Class A	1/30/26	CITNA	52,953	(4.487)	—	(102)
Visa Inc. Class A	1/30/26	CITNA	20,085	(4.487)	—	(39)
					—	(762)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $18,293 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,643,455	—	—	12,643,455
Temporary Cash Investments	375,955	—	—	375,955
Total	13,019,410	—	—	13,019,410
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(762)	—	(762)